Impairments - Reconciliations (Details) kr in Millions	12 Months Ended
	Dec. 31, 2022 SEK (kr) item	Dec. 31, 2021 SEK (kr)
Changes in loss allowance
Number of scenarios prepared for each PD curve | item	3
Weight of upturn scenario	0.00%
Minimum
Changes in loss allowance
Business cycle parameters for base scenario for PD segments	(0.8)
Weight of base scenario	40.00%
Weight of downturn scenario	10.00%
Maximum
Changes in loss allowance
Business cycle parameters for base scenario for PD segments	(0.2)
Weight of base scenario	90.00%
Weight of downturn scenario	60.00%
Gross carrying amount
Changes in loss allowance
Loans and off balance at beginning of period	kr 297,529	kr 294,423
Increase due to origination and acquisition	133,147	87,470
Transfer to stage 1	(2,010)	(62)
Transfer to stage 2	(602)	(453)
Transfer to stage 3	(1,203)	(108)
Decrease due to derecognition	(73,032)	(83,741)
Loans and off balance at end of period	353,829	297,529
Gross carrying amount | 12-month expected credit losses
Changes in loss allowance
Loans and off balance at beginning of period	228,489	226,456
Increase due to origination and acquisition	125,243	79,856
Transfer to stage 1	5,788	1,240
Transfer to stage 2	(4,447)	(4,676)
Transfer to stage 3	(7,980)	(105)
Decrease due to derecognition	(63,797)	(74,282)
Loans and off balance at end of period	283,296	228,489
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	66,651	66,485
Increase due to origination and acquisition	5,451	7,380
Transfer to stage 1	(7,798)	(1,302)
Transfer to stage 2	3,845	4,223
Transfer to stage 3	(725)	(948)
Decrease due to derecognition	(8,861)	(9,187)
Loans and off balance at end of period	58,563	66,651
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	2,389	1,482
Increase due to origination and acquisition	2,453	234
Transfer to stage 3	7,502	945
Decrease due to derecognition	(374)	(272)
Loans and off balance at end of period	11,970	2,389
Accumulated impairment
Changes in loss allowance
Loans and off balance at beginning of period	(164)	(249)
Increase due to origination and acquisition	(70)	(65)
Net remeasurement of loss allowance	23	21
Transfer to stage 1	6	0
Transfer to stage 2	(11)	(4)
Transfer to stage 3	(19)	(19)
Decrease due to derecognition	24	110
Decrease in allowance account due to write-offs		49
Exchange-rate differences	(12)	(7)
Loans and off balance at end of period	(223)	(164)
Accumulated impairment | 12-month expected credit losses
Changes in loss allowance
Loans and off balance at beginning of period	(88)	(147)
Increase due to origination and acquisition	(67)	(40)
Net remeasurement of loss allowance	5	51
Transfer to stage 1	(1)	0
Transfer to stage 2	1	2
Transfer to stage 3	1	0
Decrease due to derecognition	22	47
Exchange-rate differences	(3)	(1)
Loans and off balance at end of period	(130)	(88)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	(28)	(56)
Increase due to origination and acquisition	(3)	0
Net remeasurement of loss allowance	9	13
Transfer to stage 1	7	0
Transfer to stage 2	(12)	(6)
Transfer to stage 3	3	2
Decrease due to derecognition	2	20
Exchange-rate differences	(1)	(1)
Loans and off balance at end of period	(23)	(28)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	(48)	(46)
Increase due to origination and acquisition	0	(25)
Net remeasurement of loss allowance	9	(43)
Transfer to stage 3	(23)	(21)
Decrease due to derecognition	0	43
Decrease in allowance account due to write-offs		49
Exchange-rate differences	(8)	(5)
Loans and off balance at end of period	kr (70)	kr (48)